Consolidated Income Statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	€ 20,438	€ 18,302	€ 17,320
Cost of sales	(13,227)	(11,582)	(11,096)
Gross profit	7,211	6,720	6,224
Selling and distribution expenses	(3,345)	(3,178)	(2,984)
Administrative expenses	(1,734)	(1,310)	(1,250)
Other income	0	107	96
Operating profit	2,132	2,339	2,086
Finance income	85	65	67
Finance costs	(272)	(185)	(181)
Total finance costs, net	(187)	(120)	(114)
Non-operating items	(9)	(16)	(15)
Profit before taxes	1,936	2,203	1,957
Taxes	(492)	(534)	(436)
Profit after taxes	1,444	1,669	1,521
Profit attributable to shareholders	1,418	1,669	1,508
Profit attributable to non-controlling interests	€ 26	€ 0	€ 13
Basic earnings per share (in EUR per share)	€ 3.08	€ 3.64	€ 3.30
Diluted earnings per share (in EUR per share)	€ 3.08	€ 3.63	€ 3.29